Note 10 - Deposits (Details) - Scheduled Maturities of Certificates of Deposit	Dec. 31, 2015 USD ($)
Scheduled Maturities of Certificates of Deposit [Abstract]
2016	$ 287,422,547
2017	55,668,788
2018	32,350,483
2019	10,102,321
2020 and Thereafter	14,188,222
$ 399,732,361